RECEIVABLES	9 Months Ended
Sep. 30, 2026
Schedule Of Amounts Receivable
RECEIVABLES

5.	RECEIVABLES

As at	September 30, 2026	December 31, 2025
Trade accounts receivable	$766,255	$947,939
Sales tax receivable	173,654	93,643
	$939,909	$1,041,582

Expected credit loss

Balance at December 31, 2024	(429,506)
Additional amounts provided for the year	(302,067)
Trade receivables written off during the year	186,211
Foreign exchange	6,933
Balance at December 31, 2025	$(538,429)
Additional amounts recovered during the period	72,981
Foreign exchange	(416)
Balance at September 30, 2026	$(465,864)

During the three and nine months ended September 30, 2026, the Company recorded an expected credit loss recovery of $27,486 and $72,981 respectively (2025 — three months — recovery $48,127; nine months — provision $47,959).

Draganfly Inc. Notes to the Condensed Consolidated Interim Financial Statements For the Three and Nine Months Ended September 30, 2026 Expressed in Canadian Dollars (unaudited)

5.	RECEIVABLES (CONT’D)

The Company assumes that the credit risk on a financial asset has increased if it is outstanding beyond the agreed payment terms. The Company considers a receivable to be in default when the customer is unlikely to pay its obligations to the Company in full. The carrying amount of a receivable is written-off (either partially or in full) to the extent that there is no realistic prospect of recovery.

Indicators that there is no reasonable expectation of recovery include, amongst others, business failure, the failure of a debtor to engage in a repayment plan, and a failure to make contractual payments over the negotiated contract period.